Discontinued Operations and Disposal Groups - Results of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 344.1	$ 575.7	$ 467.5
Selling, general and administrative expense	45.3	52.1	50.2
Operating income	13.5	44.8	35.5
Interest expense	2.0	1.6	1.3
Gain on sale of AeroTech	557.2	0.0	0.0
Income from discontinued operations before income taxes	568.7	43.2	34.2
Income tax provision	115.4	9.6	7.6
Income from discontinued operations, net of taxes	453.3	33.6	26.6
Product
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of sales	$ 285.3	$ 478.8	$ 381.8